INVESTMENTS - NON-RESTRICTED (Tables)	12 Months Ended
Sep. 30, 2013
INVESTMENTS - NON-RESTRICTED
Schedule of non-restricted investments

	As of September 30, 2013				As of September 30, 2012
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized			Unrealized	Unrealized
	Book Value	Gains (1)	(Losses)	Fair Value	Book Value	Gains	(Losses)	Fair Value
Non-restricted investments:
Certificates of deposit	$100,000	$—		$100,000	$594,000	$—	$—	$594,000
U.S. government bonds	1,604,458	14,283		$1,618,741	2,717,902	48,871	—	2,766,773
Total non-restricted investments	$1,704,458	$14,283	$—	$1,718,741	$3,311,902	$48,871	$—	$3,360,773

(1)  The unrealized gain on investments of $14,283 net of tax of $4,999 represents the accumulated other comprehensive income of $9,284.